Assets and Liabilities Held for Sale/Discontinued Operations - Narrative (Details) - USD ($) $ in Millions	Oct. 18, 2022	Oct. 02, 2022	Sep. 02, 2021	Sep. 30, 2022	Jan. 20, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 02, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2013	Nov. 30, 2012
Subsequent Event | Jack up Rigs [Member]
Related Party Transaction [Line Items]
Proceeds from sale of oil and gas property and equipment	$ 670
Initial consideration received	628
Reimbursement of working capital and project costs	50
Escrow deposit	8
Gain on sale of property	$ 276
NSNCo
Related Party Transaction [Line Items]
Ownership interest prior to disposal									100.00%
NSNCo Noteholders | NSNCo
Related Party Transaction [Line Items]
Ownership interest prior to disposal				35.00%	65.00%
NSNCo Noteholders | NSNCo | Subsequent Event
Related Party Transaction [Line Items]
Ownership interest prior to disposal					65.00%
SeaMex
Related Party Transaction [Line Items]
Equity interest, acquisition of residual (in percent)							100.00%	50.00%
Extinguishment of debt		$ 400	$ 400
SeaMex | Subsequent Event
Related Party Transaction [Line Items]
Equity interest, acquisition of residual (in percent)					100.00%
Seabras Sapura Participacoes SA
Related Party Transaction [Line Items]
Senior secured credit facility											$ 36	$ 179
Sapura Energy
Related Party Transaction [Line Items]
Amount guaranteed by joint venture						$ 127				$ 132